Organization and Nature of Operations - Schedule of Financial Information of VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 27,083	$ 36,894
Accounts receivable, net	30,952	34,668
Prepayments and other current assets	22,593	8,779
Restricted cash	3,745	280
Contract assets	1,099	1,048
Total current assets	328,050	261,429
Non-current assets:
Long-term investments	40,710	43,893
Operating lease right-of-use assets	3,866	4,011
Intangible assets	611	1,274
Other non-current assets	18,956	10,907
Total non-current assets	371,604	413,166
Total assets	699,654	674,595
Current liabilities:
Accounts payable	12,965	12,996
Advances from customers	8,738	7,765
Taxes payable	2,210	906
Current operating lease liabilities	1,749	2,447
Total current liabilities	58,335	56,894
Non-current liabilities:
Long term payable	1	3
Long-term operating lease liabilities	1,922	1,726
Deferred tax liabilities	92	196
Total non-current liabilities	68,658	12,952
Total liabilities	126,993	69,846
Income Statement [Abstract]
Third-party revenues	133,256	141,538	$ 160,670
Net loss	(42,727)	(87,219)	(120,380)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from (used in) operating activities	(14,129)	(13,611)	(52,380)
Net cash and cash equivalents (used in) provided by investing activities	(38,049)	56,643	(144,062)
VIE
Current assets:
Cash and cash equivalents	3,806	8,359
Accounts receivable, net	16,075	23,349
Prepayments and other current assets	1,668	2,257
Restricted cash	37
Contract assets	66
Total current assets	27,185	46,285
Non-current assets:
Property and equipment, net	226	1,787
Long-term investments	6,956	7,059
Operating lease right-of-use assets		268
Intangible assets		82
Other non-current assets	1,794	1,994
Total non-current assets	8,976	11,190
Total assets	36,161	57,475
Current liabilities:
Accounts payable	6,402	10,059
Advances from customers	5,694	1,710
Taxes payable	68
Current operating lease liabilities		342
Accrued expenses and other current liabilities	2,087	3,501
Total current liabilities	36,160	80,295
Non-current liabilities:
Long term payable	1
Long-term operating lease liabilities		90
Deferred tax liabilities		20
Total non-current liabilities	1	110
Total liabilities	36,161	80,405
Income Statement [Abstract]
Third-party revenues	59,504	80,267	85,686
Net loss	1,019	(2,184)	(32,039)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from (used in) operating activities	(4,339)	(3,865)	12,478
Net cash and cash equivalents (used in) provided by investing activities	(177)	10,089	(13,057)
Cash balance recorded in held-for-sale assets			$ (72)
VIE | Related Parties
Current assets:
Amounts due from related parties	5,533	12,320
Current liabilities:
Amounts due to related parties	$ 21,909	$ 64,683